Contingencies	6 Months Ended
Jun. 30, 2011
Contingencies
Contingencies

12. Contingencies

We are subject to various environmental laws and regulations. Policies and procedures are in place to monitor compliance and to detect and address any material releases of crude oil from our pipelines or other facilities; however, no assurance can be made that such environmental releases may not substantially affect our business.

We are subject to lawsuits in the normal course of business, as well as examinations by tax and other regulatory authorities. We do not expect such matters presently pending to have a material effect on our financial position, results of operations, or cash flows.